Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Off-Balance Sheet Risk and Guarantees, Concentrations of Credit Risk and Fair Value of Financial Instruments [Abstract]
Contingently liable for bank guarantees and standby letters of credit issued on the company's behalf	$ 724,900,000
Liability to financial institutions for financial letters of credit and other guarantees issued on the Company's behalf	52,600,000
Liability for insurance bonds issued on the company's behalf	31,400,000
Concentration Risk Customer Revenue Percentage Maximum (in hundredths)	0.00%	12.00%
Fair value of the fixed-rate debt	1,460,000,000	1,550,000,000
Face value of the fixed-rate debt	1,250,000,000	1,250,000,000
Number of interest rate swaps	3
Notional amount of interest rate swaps	400,000,000
Fixed interest rate received in interest rate swaps (in hundredths)	6.375%
Effective fixed interest rate on a portion of the fixed rate borrowings (in hundredths)	5.49%
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	5,800,000	6,900,000
Derivative Liability, Fair Value	18,200,000	1,800,000
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(6,300,000)	(9,000,000)	17,900,000
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(7,300,000)	(16,800,000)	(25,800,000)
Total pre-tax gain (loss)	(23,000,000)	9,200,000	5,100,000
Cash and cash equivalents: [Abstract]
Cash	491,700,000	448,700,000
Money market funds	133,400,000	266,300,000
Commercial paper	140,400,000	778,700,000
U.S. treasury securities	0	162,700,000
U.S. non-governmental agency asset-backed securities	27,800,000	137,100,000
U.S. corporate obligations	29,100,000	0
Non-U.S. bank and other obligations	76,500,000	39,000,000
Short-term investments: [Abstract]
Commercial paper	213,500,000	0
U.S. Treasury securities	10,100,000	0
U.S. non-governmental agency asset-backed securities	77,300,000	0
U.S. corporate obligations	122,600,000	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	(13,800,000)	300,000
Interest rate contracts	1,400,000	4,800,000
Total financial instruments	1,310,000,000	1,837,600,000
Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	135,000,000
Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	34,000,000
Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	90,000,000
Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	13,200,000
Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	48,500,000
Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(25,200,000)
Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(16,200,000)
Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(10,000,000)
Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(37,200,000)
Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(95,600,000)
Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	800,000,000
2012 [Member] | Swaps EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Swaps USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	123,700,000
2012 [Member] | Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	34,000,000
2012 [Member] | Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	90,000,000
2012 [Member] | Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	13,200,000
2012 [Member] | Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	48,500,000
2012 [Member] | Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(25,200,000)
2012 [Member] | Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(16,200,000)
2012 [Member] | Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(10,000,000)
2012 [Member] | Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(37,200,000)
2012 [Member] | Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2012 [Member] | Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(88,900,000)
2012 [Member] | Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	11,300,000
2013 [Member] | Buy GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Buy USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell EUR [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell GBP [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell RON [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell NOK [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell SGD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	0
2013 [Member] | Sell USD [Member] | FX Forward Contracts [Member]
Derivative [Line Items]
Notional Amount	(6,700,000)
2013 [Member] | Sell USD [Member] | Interest Rate Swaps [Member]
Derivative [Line Items]
Notional Amount	0
Fair value based on quoted prices in active markets for identical assets (Level 1) [Member]
Cash and cash equivalents: [Abstract]
Cash	491,700,000	448,700,000
Money market funds	133,400,000	266,300,000
Commercial paper	0
U.S. treasury securities	0	162,700,000
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	29,100,000	0
Non-U.S. bank and other obligations	76,500,000	39,000,000
Short-term investments: [Abstract]
Commercial paper	0	0
U.S. Treasury securities	10,100,000	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	122,600,000	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	863,400,000	916,700,000
Fair value based on significant other observable inputs (Level 2) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Money market funds	0	0
Commercial paper	140,400,000	778,700,000
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	27,800,000	137,100,000
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	213,500,000	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	77,300,000	0
U.S. corporate obligations	0	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	(13,800,000)	300,000
Interest rate contracts	1,400,000	4,800,000
Total financial instruments	446,600,000	920,900,000
Fair value based on significant unobservable inputs (Level 3) [Member]
Cash and cash equivalents: [Abstract]
Cash	0	0
Money market funds	0	0
Commercial paper	0	0
U.S. treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Non-U.S. bank and other obligations	0	0
Short-term investments: [Abstract]
Commercial paper	0	0
U.S. Treasury securities	0	0
U.S. non-governmental agency asset-backed securities	0	0
U.S. corporate obligations	0	0
Derivatives, net asset (liability): [Abstract]
Foreign currency contracts	0	0
Interest rate contracts	0	0
Total financial instruments	0	0
Other Comprehensive Income [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	(6,300,000)	(9,000,000)	17,900,000
Revenues [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	2,200,000	(4,900,000)	(17,300,000)
Cost of goods sold [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(9,400,000)	(11,800,000)	(8,400,000)
Depreciation expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	(100,000)	(100,000)	(100,000)
Foreign exchange contracts [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	7,000,000	1,800,000
Foreign exchange contracts [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	2,500,000	1,400,000
Foreign exchange contracts [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	0	0
Derivative Liability, Fair Value	600,000	0
Foreign exchange contracts [Member] | Current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	7,000,000	1,800,000
Derivative Liability, Fair Value	10,600,000	0
Foreign exchange contracts [Member] | Non-current liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	600,000	0
Derivative Liability, Fair Value	0	0
Interest rate swaps [Member] | Current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,400,000	0
Derivative Liability, Fair Value	0	0
Interest rate swaps [Member] | Non-current assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	0	0
Derivative Liability, Fair Value	0	4,800,000
Not Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	3,900,000	6,200,000
Derivative Liability, Fair Value	10,600,000	0
Not Designated as Hedging Instrument [Member] | Cost of goods sold [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(500,000)	2,700,000	1,100,000
Not Designated as Hedging Instrument [Member] | Other costs [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(9,300,000)	0	0
Not Designated as Hedging Instrument [Member] | Interest, net [Member] | Interest Rate Swap [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(200,000)	7,200,000	1,200,000
Designated as Hedging Instrument [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	1,900,000	700,000
Derivative Liability, Fair Value	7,600,000	1,800,000
Designated as Hedging Instrument [Member] | Cost of goods sold [Member] | Foreign exchange contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	(800,000)	(700,000)	2,800,000
Designated as Hedging Instrument [Member] | Other costs [Member] | Equity Call Options [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total pre-tax gain (loss)	$ (12,200,000)	$ 0	$ 0